Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income

14. Financial assets at fair value through other comprehensive income

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Listed equity investments	104,970	66,642
Unlisted equity investments	—	129,147
	104,970	195,789

The Group has elected to recognize fair value gains and losses of its investment in the publicly traded ordinary shares of a listed company and its investment in an unlisted segregated portfolio company, both without control or significant influence, through other comprehensive income. During the years ended December 31, 2023 and 2024, the Group received cash dividends of RMB4.3 million and RMB4.3 million, respectively, from the listed investee company.

The following table presents the movement in financial assets at fair value through other comprehensive income during the years indicated:

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	129,060	104,970
Additions	—	127,946
Fair value changes	(24,090)	(37,127)
Closing balance	104,970	195,789